Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan invests in various securities. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. The Plan attempts to limit these risks by authorizing and offering participants a broad range of investment options that are invested in high quality securities or are offered and administered by reputable and known investment companies. Due to the level of risk associated with investment securities, it is reasonably possible that changes in the values of certain investment securities will occur in the near term and that such change could materially affect the amounts reported in the statements of net assets available for benefits. The Plan's exposure to a concentration of risk is limited by the diversification of investments across multiple investment fund options. Additionally, the investments within each investment fund option are further diversified into varied financial instruments. See Note 2 – Significant Accounting Policies.